Loans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Troubled Debt Restructuring, Classification removed	$ 7,700,000
Loans net of deferred origination fees, costs and unearned income	7,300,000	6,700,000
Overdrawn deposit account reclassified to loans	3,300,000	3,000,000
Partial charge-offs on impaired loans	63,300,000	105,100,000
Allowance for loans individually evaluated for impairment	10,451,000	8,276,000
Recorded investment, related to loans	21,400,000	28,200,000
Average balance of financing receivable, individually evaluated for impairment	124,100,000	164,200,000	214,000,000
Loans 90 days past due and still accruing	1,727,000	3,030,000
TDRs included in nonaccrual loan totals	76,300,000	84,700,000
Nonaccrual TDRs considered current	50,600,000	52,600,000
TDRs included in accruing loan totals	18,800,000	29,900,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	4,000,000	5,000,000
Specific reserves related to troubled debt restructuring	7,500,000	5,600,000
Additional specific reserves related to troubled debt restructuring	1,100,000	2,300,000
Modified substandard commercial loans, total recorded investment	900,000	800,000
Modified substandard consumer loans total recorded investment	24,200,000	26,500,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	5,500,000	6,500,000
Recorded investment modified as TDRs	7,379,000	8,879,000
Other real estate owned	34,600,000	35,700,000
With no related allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	58,100,000	97,600,000
With an allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	5,200,000	7,500,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,016,000	888,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	49,700,000	39,400,000
New loan made to related party	500,000	1,700,000
Repayment of loans due from related party	10,000,000	17,200,000
Increase (Decrease) in Customer Advances	11,900,000	13,000,000
Removal of related party loans due to sale		4,400,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	397,000	600,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	7,000,000	8,300,000
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	$ 37,700,000	$ 35,300,000